Long-term debt	12 Months Ended
Dec. 31, 2020
Long-term debt
26 Long-term debt
end of	2020	2019
Long-term debt (CHF million)
Senior	133,056	108,667
Subordinated	26,285	41,667
Non-recourse liabilities from consolidated VIEs	1,746	1,671
Long-term debt	161,087	152,005
of which reported at fair value	70,976	70,331
of which structured notes	47,039	49,435
end of	2020	2019
Structured notes by product (CHF million)
Equity	29,907	31,666
Fixed income	13,882	13,558
Credit	2,881	3,734
Other	369	477
Total structured notes	47,039	49,435
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Group-internal funding related to loss-absorbing instruments has been aligned to international standards for internal total loss-absorbing capacity (TLAC) instruments and to the new article 126b of the Swiss Capital Adequacy Ordinance, effective January 1, 2020. Due to this alignment, the bail-in debt instruments issued by Credit Suisse AG to Credit Suisse Group Funding (Guernsey) Limited, a non-consolidated funding entity, have been permanently subordinated in 2019.
Effective November 3, 2020, Credit Suisse Group AG and Credit Suisse Group Funding (Guernsey) Limited exercised the voluntary issuer substitution clause included in the terms of senior unsecured notes issued by Credit Suisse Group Funding (Guernsey) Limited with a maturity date post December 31, 2022. As a result of the substitution, Credit Suisse Group AG succeeded to, and was substituted for, and became bound by every obligation of, Credit Suisse Group Funding (Guernsey) Limited as principal obligor under these notes, which qualify as TLAC debt instruments. In addition, the related subordinated internal TLAC notes issued by Credit Suisse AG and held by Credit Suisse Group Funding (Guernsey) Limited have been transferred to Credit Suisse Group AG. This resulted in a decrease in subordinated long-term debt and a respective increase in senior long-term debt.
Long-term debt by maturities
end of			2021			2022			2023				2024				2025			Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			5,608				1,258				7,431			21,707	36,004
Variable rate			0			53			528				1,708				0			0	2,289
Interest rate (range in %) [1]			–			0.8	0.6	–	3.8		1.0	–	4.2		1.3	–	3.8	0.7	–	5.4	–
Subordinated debt
Fixed rate			0			1,394			4,309				3,208				2,000			5,322	16,233
Interest rates (range in %) [1]			–			7.1	3.9	–	7.5		3.5	–	6.3		3.0	–	7.3	4.5	–	6.4	–
Subtotal – Group parent company			0			1,447			10,445				6,174				9,431			27,029	54,526
Subsidiaries (CHF million)
Senior debt
Fixed rate			9,364			4,581			1,873				3,856				2,398			13,931	36,003
Variable rate			13,380			12,615			8,274				4,131				6,117			14,243	58,760
Interest rates (range in %) [1]	0.1	–	4.0	0.1	–	8.2	0.1	–	2.2		0.1	–	3.6		0.1	–	3.5	0.1	–	7.1	–
Subordinated debt
Fixed rate			1,342			5,069			2,394				23				9			131	8,968
Variable rate			881			195			0				0				4			4	1,084
Interest rates (range in %) [1]	2.5	–	4.7	0.1	–	3.8	0.6	–	6.5		3.5	–	5.7		0.4	–	5.9	0.9	–	7.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			7			128			0				0				208			0	343
Variable rate			9			22			17	[2]			25	[2]			14			1,316	1,403
Interest rates (range in %) [1]	6.7	–	10.3	1.3	–	2.9			–				–				1.9	0.0	–	10.7	–
Subtotal – Subsidiaries			24,983			22,610			12,558				8,035				8,750			29,625	106,561
Total long-term debt			24,983			24,057			23,003				14,209				18,181			56,654	161,087
of which structured notes			12,299			8,788			5,132				3,508				3,956			13,356	47,039
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.4 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
The Group and the Bank maintain a shelf registration statement with the SEC, which allows each entity to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
> Refer to “Note 42 – Subsidiary guarantee information” for further information on subsidiary guarantees.
The Group maintains a euro medium-term note program that allows the Bank to issue senior debt securities.
The Group maintains three senior debt programs that allow the Group to issue senior debt securities with certain features that are designed to allow for statutory bail-in by the Swiss Financial Market Supervisory Authority FINMA (FINMA) under the Swiss banking laws and regulations.
The Bank maintains a JPY  500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
25 Long-term debt
end of	2020	2019
Long-term debt (CHF million)
Senior	94,768	88,307
Subordinated	63,765	61,022
Non-recourse liabilities from consolidated VIEs	1,746	1,671
Long-term debt	160,279	151,000
of which reported at fair value	70,243	69,406
of which structured notes	47,039	49,435
end of	2020	2019
Structured notes by product (CHF million)
Equity	29,907	31,666
Fixed income	13,882	13,558
Credit	2,881	3,734
Other	369	477
Total structured notes	47,039	49,435
Group-internal funding related to loss-absorbing instruments has been aligned to international standards for internal total loss-absorbing capacity (TLAC) instruments and to the new article 126b of the Swiss Capital Adequacy Ordinance, effective January 1, 2020. Due to this alignment, the bail-in debt instruments issued by Credit Suisse AG to Credit Suisse Group AG and to Credit Suisse Group Funding (Guernsey) Limited, a non-consolidated funding entity, have been permanently subordinated in 2019.
Long-term debt by maturities
end of			2021			2022			2023				2024				2025			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			9,367			4,583			1,892				3,856				2,425			13,957	36,080
Variable rate			13,380			12,615			8,274				4,131				6,117			14,171	58,688
Interest rates (range in %) [1]	0.1	–	4.0	0.1	–	8.2	0.1	–	2.2		0.1	–	3.6		0.1	–	3.5	0.1	–	7.1	–
Subordinated debt
Fixed rate			1,342			7,343			10,464				4,508				9,501			27,162	60,320
Variable rate			881			688			88				1,708				4			76	3,445
Interest rates (range in %) [1]	2.5	–	4.7	0.1	–	7.1	0.6	–	8.0		0.8	–	6.5		0.4	–	7.3	0.7	–	7.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			7			128			0				0				208			0	343
Variable rate			9			22			17	[2]			25	[2]			14			1,316	1,403
Interest rates (range in %) [1]	6.7	–	10.3	1.3	–	2.9			–				–				1.9	0.0	–	10.7	–
Total long-term debt			24,986			25,379			20,735				14,228				18,269			56,682	160,279
of which structured notes			12,299			8,788			5,132				3,508				3,956			13,356	47,039
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.4 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
> Refer to “Note 26 – Long-term debt” in VI – Consolidated financial statements – Credit Suisse Group for further information.